Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2012
Distribution Date:	12/17/2012

This report contains information regarding RBC Covered Bond Programme's Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

The Guarantor LP has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme.  For defined terms, please see page 204 and following of the Global Covered Bond Prospectus ("Global Prospectus") approved by the United Kingdom Listing Authority and published on April 16, 2011 on the website of the Regulatory News Service operated by the London Stock Exchange at http://www.londonstockexchange.com/exchange/news/market-news/market-news-detail.html?announcementId=10835765 under Royal Bank of Canada and the headline "Publication of Prospectus" or the registration statement filed with the United States Securities and Exchange Commission under File No. 333-181552.  The most recent version of the prospectus filed with the SEC (the "U.S. Prospectus") is available through the SEC's EDGAR system at http://www.sec.gov/cgi-bin/browse-edgar?company=&match=&CIK=&filenum=333-181552&State=&Country=&SIC=&owner=exclude&Find=Find+Companies&action=getcompany

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless specified otherwise.

Program Information

	Initial	C$
Series	Principal Amount	Equivalent	Maturity Date	Coupon Rate	Rate Type
CB2	€ 1,250,000,000	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	€ 750,000,000	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9(1)	US$1,500,000,000	$1,490,100,000	12/4/2015	0.625%	Fixed

(1) Series CB9 was issued after the Calculation Date and accordingly has not been included in the Asset Coverage Test or other statistical information in this report.

Parties
Issuer	Royal Bank of Canada
Covered Bond Trustee	Computershare Trust Company of Canada
Guarantor LP	RBC Covered Bond Guarantor Limited Partnership

Royal Bank of Canada's Credit Ratings

	Moody's	Standard & Poor's	DBRS	Fitch Ratings
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A1	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Negative	Stable	Stable
Covered Bonds	Aaa	AAA	AAA	AAA

Events of Defaults & Test Compliance
Issuer Event of Default	No
Guarantor LP Event of Default	No

Supplementary Information

Series	Swap Provider	Translation Rate
CB2	Royal Bank of Canada	1.5070000 C$/€
CB3	Royal Bank of Canada	N/A
CB4	Royal Bank of Canada	N/A
CB5	Royal Bank of Canada	1.0051000 C$/US$
CB6	Royal Bank of Canada	N/A
CB7	Royal Bank of Canada	1.1149700 C$/CHF
CB8	Royal Bank of Canada	0.9762000 C$/US$
CB9	Royal Bank of Canada	0.9934000 C$/US$

Asset Coverage Test(2) (C$)

Outstanding Covered Bonds	$9,089,385,000

A = lesser of (i) LTV Adjusted True Balance and	$20,245,688,071	A (i)	$22,222,359,498
(ii) Asset Percentage Adjusted True Balance		A (ii)	$20,245,688,071
B = Principal Receipts		Asset Percentage:	91.10%
C = Cash Capital Contributions
D = Substitute Assets and/or Authorized Investments
Z = Negative Carry Factor calculation	$346,247,097
Total: A + B + C + D - Z	$19,899,440,974

Asset Coverage Test	Pass

(2) For further information regarding the Asset Coverage Test, please see pages 157 to 159 of the Global Prospectus or pages 116 to 119 of the U.S. Prospectus.

RBC Covered Bond Programme	Monthly Investor Report - Noveber 30, 2012	Page 1 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2012
Distribution Date:	12/17/2012

Cover Pool Summary Statistics

Previous Month Ending Balance	$22,582,379,980
Current Month Ending Balance	$22,248,662,045
Number of Mortgage Loans in Pool	149,232
Average Loan Size	$149,088
Number of Properties	129,540
Number of Borrowers	126,909

Weighted Average LTV - Authorized	70.29%
Weighted Average LTV - Drawn	62.63%
Weighted Average Rate	3.22%
Weighted Average Original Term	57.07	(Months)
Weighted Average Remaining Term	32.32	(Months)
Weighted Average Seasoning	24.75	(Months)

Cover Pool Delinqunecy Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	148,843	99.74	$22,177,456,959	99.68
30 to 59 days past due	139	0.09	$26,293,861	0.12
60 to 89 days past due	62	0.04	$11,204,160	0.05
90 or more days past due	188	0.13	$33,707,065	0.15
Total	149,232	100.00	$22,248,662,045	100.00

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
November 30, 2012	$654,374	0.04%

Cover Pool Flow of Funds

30-Nov-2012
Cash Inflows
Principal Collections	$333,717,934
Interest Collections	$64,115,012
Swap Interest Received *	$55,503,082
Cash Outflows
Swap Interest Paid *	($64,115,012)
Intercompany Loan Interest *	($55,392,076)
Intercompany Loan Principal *	($333,717,934)
Net Inflows/(Outflows)	$111,006

* Cash settlement on the Distribution Date

Cover Pool Reserve Account

Reserve Account Balance	$0

Cover Pool Material Breaches or Representations and Warranties

Material Breaches or Representation and Warranties	Nil

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,938	12.69	$3,135,365,761	14.09
British Columbia	28,970	19.41	$5,606,897,938	25.20
Manitoba	5,351	3.59	$551,601,833	2.48
New Brunswick	2,284	1.53	$186,250,066	0.84
Newfoundland	1,478	0.99	$152,341,086	0.68
Northwest Territories	89	0.06	$14,519,370	0.07
Nova Scotia	4,324	2.90	$405,970,034	1.82
Nunavut	4	0.00	$752,503	0.00
Ontario	59,141	39.63	$9,028,552,899	40.59
Prince Edward Island	510	0.34	$43,497,834	0.20
Quebec	23,626	15.83	$2,588,608,572	11.63
Saskatchewan	4,416	2.96	$518,933,734	2.33
Yukon	101	0.07	$15,370,415	0.07
Total	149,232	100.00	$22,248,662,045	100.00

RBC Covered Bond Programme	Monthly Investor Report - Noveber 30, 2012	Page 2 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2012
Distribution Date:	12/17/2012

Cover Pool Bureau Score Distribution

Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,150	0.77	$212,037,606	0.95
499 and below	935	0.63	$124,022,630	0.56
500 - 539	742	0.50	$103,542,571	0.47
540 - 559	537	0.36	$79,315,154	0.36
560 - 579	681	0.46	$104,315,629	0.47
580 - 599	933	0.63	$137,331,800	0.62
600 - 619	1,417	0.95	$216,116,829	0.97
620 - 639	2,346	1.57	$369,215,544	1.66
640 - 659	3,430	2.30	$574,184,030	2.58
660 - 679	5,251	3.52	$870,521,754	3.91
680 - 699	6,770	4.54	$1,132,200,229	5.09
700 - 719	9,148	6.13	$1,531,361,906	6.88
720 - 739	12,373	8.29	$2,049,008,511	9.21
740 - 759	16,618	11.14	$2,673,130,442	12.01
760 - 779	20,002	13.40	$3,065,055,051	13.78
780 - 799	21,601	14.47	$3,166,123,506	14.23
800 and above	45,298	30.34	$5,841,178,853	26.25
Total	149,232	100.00	$22,248,662,045	100.00

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	88,980	59.63	$12,302,480,335	55.30
Variable	60,252	40.37	$9,946,181,710	44.70
Total	149,232	100.00	$22,248,662,045	100.00

Cover Pool Occupancy Type Distribution

Occupancy Code	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,980	8.70	$2,118,854,208	9.52
Owner Occupied	136,252	91.30	$20,129,807,837	90.48
Total	149,232	100.00	$22,248,662,045	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	55	0.04	$9,586,102	0.04
2.0000% - 2.4999%	26,899	18.02	$5,034,186,504	22.63
2.5000% - 2.9999%	34,008	22.79	$5,364,873,138	24.11
3.0000% - 3.4999%	22,722	15.23	$3,298,025,020	14.82
3.5000% - 3.9999%	39,724	26.62	$5,721,484,884	25.73
4.0000% - 4.4999%	15,317	10.26	$1,760,795,417	7.91
4.5000% - 4.9999%	1,857	1.24	$202,010,389	0.91
5.0000% - 5.4999%	3,383	2.27	$398,986,518	1.79
5.5000% - 5.9999%	3,846	2.58	$346,726,884	1.56
6.0000% - 6.4999%	1,362	0.91	$106,533,789	0.48
6.5000% - 6.9999%	41	0.03	$4,446,752	0.02
7.0000% and above	18	0.01	$1,006,648	0.00
Total	149,232	100.00	$22,248,662,045	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	22,187	14.87	$2,692,963,806	12.10
12.00 - 23.99	25,330	16.97	$3,568,082,474	16.04
24.00 - 35.99	33,557	22.49	$5,301,789,354	23.83
36.00 - 47.99	49,639	33.26	$7,904,650,039	35.53
48.00 - 59.99	16,328	10.94	$2,490,084,211	11.19
60.00 - 71.99	402	0.27	$56,073,955	0.25
72.00 - 83.99	1,560	1.05	$199,730,441	0.90
84.00 and above	229	0.15	$35,287,765	0.16
Total	149,232	100.00	$22,248,662,045	100.00

RBC Covered Bond Programme	Monthly Investor Report - Noveber 30, 2012	Page 3 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	11/30/2012
Distribution Date:	12/17/2012

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	63,889	42.81	$3,391,375,688	15.24
100,000 - 149,999	27,619	18.51	$3,441,505,509	15.47
150,000 - 199,999	21,359	14.31	$3,705,028,006	16.66
200,000 - 249,999	13,525	9.06	$3,019,320,392	13.57
250,000 - 299,999	8,666	5.81	$2,367,916,564	10.64
300,000 - 349,999	5,064	3.39	$1,636,973,150	7.36
350,000 - 399,999	3,023	2.03	$1,126,363,059	5.06
400,000 - 449,999	1,836	1.23	$776,972,559	3.49
450,000 - 499,999	1,251	0.84	$592,484,562	2.66
500,000 - 549,999	756	0.51	$395,649,929	1.78
550,000 - 599,999	543	0.36	$311,708,888	1.40
600,000 - 649,999	372	0.25	$232,042,227	1.04
650,000 - 699,999	287	0.19	$193,731,569	0.87
700,000 - 749,999	216	0.14	$156,640,341	0.70
750,000 - 799,999	160	0.11	$123,602,964	0.56
800,000 - 849,999	100	0.07	$82,475,528	0.37
850,000 - 899,999	70	0.05	$61,252,729	0.28
900,000 - 949,999	59	0.04	$54,543,089	0.25
950,000 - 999,999	80	0.05	$77,830,335	0.35
1,000,000 and above	357	0.24	$501,244,957	2.25
Total	149,232	100.00	$22,248,662,045	100.00

Cover Pool Property Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	15,437	10.34	$2,249,913,001	10.11
Detached	114,799	76.94	$17,152,044,327	77.11
Duplex	3,055	2.05	$446,764,720	2.01
Fourplex	748	0.50	$142,586,105	0.64
Other	368	0.24	$47,815,413	0.20
Row (Townhouse)	7,444	4.99	$1,121,451,964	5.04
Semi-detached	6,528	4.37	$946,937,488	4.26
Triplex	853	0.57	$141,149,027	0.63
Total	149,232	100.00	$22,248,662,045	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	5,132	3.96	$164,457,110	0.74
20.01 - 25.00	1,942	1.50	$120,896,607	0.54
25.01 - 30.00	2,219	1.71	$170,880,141	0.77
30.01 - 35.00	2,475	1.91	$230,009,974	1.03
35.01 - 40.00	3,253	2.51	$355,238,004	1.60
40.01 - 45.00	3,255	2.51	$390,959,664	1.76
45.01 - 50.00	4,815	3.72	$631,228,353	2.84
50.01 - 55.00	5,312	4.10	$798,132,285	3.59
55.01 - 60.00	6,974	5.38	$1,134,302,192	5.10
60.01 - 65.00	10,636	8.21	$2,044,523,401	9.19
65.01 - 70.00	8,011	6.18	$1,597,039,016	7.18
70.01 - 75.00	23,307	17.99	$3,603,305,465	16.20
75.01 - 80.00	52,209	40.32	$11,007,689,833	49.46
Total	129,540	100.00	$22,248,662,045	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	9,113	7.03	$372,469,799	1.67
20.01 - 25.00	4,025	3.11	$300,028,839	1.35
25.01 - 30.00	4,635	3.58	$419,302,527	1.88
30.01 - 35.00	5,212	4.02	$555,379,163	2.50
35.01 - 40.00	5,976	4.61	$741,610,703	3.33
40.01 - 45.00	6,565	5.07	$890,169,236	4.00
45.01 - 50.00	7,752	5.98	$1,152,146,300	5.18
50.01 - 55.00	9,078	7.01	$1,492,145,180	6.71
55.01 - 60.00	10,648	8.22	$1,903,472,103	8.56
60.01 - 65.00	12,740	9.83	$2,529,348,118	11.37
65.01 - 70.00	11,835	9.14	$2,438,913,145	10.96
70.01 - 75.00	16,444	12.69	$3,459,144,821	15.55
75.01 - 80.00	25,517	19.71	$5,994,532,111	26.94
Total	129,540	100.00	$22,248,662,045	100.00

RBC Covered Bond Programme	Monthly Investor Report - Noveber 30, 2012	Page 4 of 4